Derivatives and hedging activities (Tables)	12 Months Ended
Dec. 31, 2016
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2016	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,321.9	3.3	3.2	0.0	0.0	0.0
Swaps	13,190.0	91.0	85.5	47.5	1.0	1.0
Options bought and sold (OTC)	2,164.4	43.1	41.1	0.0	0.0	0.0
Futures	522.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	468.0	0.2	0.2	0.0	0.0	0.0
Interest rate products	24,666.4	137.6	130.0	47.5	1.0	1.0
Forwards	1,211.6	19.2	20.8	11.0	0.1	0.0
Swaps	819.4	34.5	42.0	0.0	0.0	0.0
Options bought and sold (OTC)	416.8	8.1	8.4	4.8	0.0	0.0
Futures	17.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	4.1	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	2,469.7	61.8	71.2	15.8	0.1	0.0
Forwards	1.3	0.0	0.0	0.0	0.0	0.0
Swaps	191.0	4.7	5.3	0.0	0.0	0.0
Options bought and sold (OTC)	206.5	7.7	7.4	0.0	0.0	0.0
Futures	41.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	355.9	11.6	13.1	0.0	0.0	0.0
Equity/index-related products	796.2	24.0	25.8	0.0	0.0	0.0
Credit derivatives [2]	558.7	8.1	9.2	0.0	0.0	0.0
Forwards	7.2	0.1	0.2	0.0	0.0	0.0
Swaps	20.1	2.0	1.4	0.0	0.0	0.0
Options bought and sold (OTC)	20.2	0.4	0.3	0.0	0.0	0.0
Futures	14.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	3.4	0.0	0.1	0.0	0.0	0.0
Other products [3]	65.2	2.5	2.0	0.0	0.0	0.0
Total derivative instruments	28,556.2	234.0	238.2	63.3	1.1	1.0
The notional amount, PRV and NRV (trading and hedging) was CHF 28,619.5 billion, CHF 235.1 billion and CHF 239.2 billion, respectively, as of December 31, 2016.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2015	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	7,229.5	1.0	1.2	0.0	0.0	0.0
Swaps	16,737.7	118.3	112.8	54.3	1.3	1.0
Options bought and sold (OTC)	2,856.0	49.2	47.4	0.0	0.0	0.0
Futures	1,789.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	198.4	0.1	0.0	0.0	0.0	0.0
Interest rate products	28,811.5	168.6	161.4	54.3	1.3	1.0
Forwards	1,498.4	16.6	16.9	10.7	0.0	0.1
Swaps	1,050.7	30.5	40.8	0.0	0.0	0.0
Options bought and sold (OTC)	534.8	12.8	12.8	8.2	0.0	0.0
Futures	22.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	13.0	0.3	0.3	0.0	0.0	0.0
Foreign exchange products	3,119.4	60.2	70.8	18.9	0.0	0.1
Forwards	1.3	0.0	0.1	0.0	0.0	0.0
Swaps	203.8	5.1	6.7	0.0	0.0	0.0
Options bought and sold (OTC)	193.1	8.4	7.5	0.0	0.0	0.0
Futures	39.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	284.4	9.1	11.4	0.0	0.0	0.0
Equity/index-related products	722.5	22.6	25.7	0.0	0.0	0.0
Credit derivatives [2]	831.9	17.8	17.3	0.0	0.0	0.0
Forwards	6.3	0.1	0.1	0.0	0.0	0.0
Swaps	19.6	2.6	1.7	0.0	0.0	0.0
Options bought and sold (OTC)	8.8	0.4	0.3	0.0	0.0	0.0
Futures	11.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.1	0.1	0.1	0.0	0.0	0.0
Other products [3]	47.7	3.2	2.2	0.0	0.0	0.0
Total derivative instruments	33,533.0	272.4	277.4	73.2	1.3	1.1
The notional amount, PRV and NRV (trading and hedging) was CHF 33,606.2 billion, CHF 273.7 billion and CHF 278.5 billion, respectively, as of December 31, 2015.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.

Fair value hedges
Fair value hedges
in	2016	2015	2014
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	(116)	(117)	(231)
Foreign exchange products	0	0	3
Total	(116)	(117)	(228)
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	111	101	227
Foreign exchange products	0	0	(3)
Total	111	101	224
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(5)	(16)	(4)
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	2016		2015		2014
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	(5)		21		40
Foreign exchange products	(9)		(32)		(43)
Total	(14)		(11)		(3)
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products	29	[1]	37	[1]	21	[2]
Foreign exchange products	(16)	[2,3,4]	(61)	[2,3,4]	(8)	[3,4]
Total	13		(24)		13
Details of cash flow hedges (CHF million)
Net gains/(losses) on the ineffective portion [2]	(1)		(12)		(1)
Represents gains/(losses) on effective portion.
1 Included in interest and dividend income.
2 Included in trading revenues.
3 Included in other revenues.
4 Included in total other operating expenses.

Net investment hedges
Net investment hedges
in	2016	2015	2014
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	(536)	440	(1,672)
Total	(536)	440	(1,672)
Represents gains/(losses) on effective portion.

Credit protection sold/purchased
Credit protection sold/purchased
end of	2016						2015						4
	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(72.4)	67.4		(5.0)	14.3	0.7	(172.8)	164.8		(8.0)	30.7	1.4
Non-investment grade	(30.3)	28.1		(2.2)	18.1	(1.0)	(58.9)	55.3		(3.6)	14.1	(2.4)
Total single-name instruments	(102.7)	95.5		(7.2)	32.4	(0.3)	(231.7)	220.1		(11.6)	44.8	(1.0)
of which sovereign	(27.7)	25.6		(2.1)	6.5	(0.9)	(47.5)	44.0		(3.5)	8.4	(1.2)
of which non-sovereign	(75.0)	69.9		(5.1)	25.9	0.6	(184.2)	176.1		(8.1)	36.4	0.2
Multi-name instruments (CHF billion)
Investment grade [2]	(115.0)	113.9		(1.1)	41.2	0.0	(114.5)	112.7		(1.8)	33.3	(0.8)
Non-investment grade	(20.9)	19.5	[3]	(1.4)	9.8	0.3	(29.0)	26.8	[3]	(2.2)	9.6	0.6
Total multi-name instruments	(135.9)	133.4		(2.5)	51.0	0.3	(143.5)	139.5		(4.0)	42.9	(0.2)
of which sovereign	(0.3)	0.2		(0.1)	0.7	0.1	(0.9)	1.1		0.2	0.0	0.0
of which non-sovereign	(135.6)	133.2		(2.4)	50.3	0.2	(142.6)	138.4		(4.2)	42.9	(0.2)
Total instruments (CHF billion)
Investment grade [2]	(187.4)	181.3		(6.1)	55.5	0.7	(287.3)	277.5		(9.8)	64.0	0.6
Non-investment grade	(51.2)	47.6		(3.6)	27.9	(0.7)	(87.9)	82.1		(5.8)	23.7	(1.8)
Total instruments	(238.6)	228.9		(9.7)	83.4	0.0	(375.2)	359.6		(15.6)	87.7	(1.2)
of which sovereign	(28.0)	25.8		(2.2)	7.2	(0.8)	(48.4)	45.1		(3.3)	8.4	(1.2)
of which non-sovereign	(210.6)	203.1		(7.5)	76.2	0.8	(326.8)	314.5		(12.3)	79.3	0.0
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.
4 Prior period has been corrected.

Contingent credit risk
Contingent credit risk
end of	2016				2015
	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	10.5	0.2	1.1	11.8	13.2	0.5	1.4	15.1
Collateral posted	9.5	0.2	–	9.7	12.3	0.5	–	12.8
Additional collateral required in a one-notch downgrade event	0.3	0.2	0.0	0.5	0.7	0.4	0.1	1.2
Additional collateral required in a two-notch downgrade event	1.3	0.4	0.5	2.2	1.8	0.7	0.6	3.1
Additional collateral required in a three-notch downgrade event	1.5	0.7	0.7	2.9	2.1	1.3	0.8	4.2

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2016	2015
Credit derivatives (CHF billion)
Credit protection sold	238.6	375.2
Credit protection purchased	228.9	359.6
Other protection purchased	83.4	87.7
Other instruments [1]	7.8	9.4
Total credit derivatives	558.7	831.9
1 Consists of total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2016 (CHF billion)
Single-name instruments	24.2	72.7	5.8	102.7
Multi-name instruments	27.5	84.7	23.7	135.9
Total instruments	51.7	157.4	29.5	238.6
2015 (CHF billion) [1]
Single-name instruments	52.6	170.6	8.5	231.7
Multi-name instruments	24.3	102.2	17.0	143.5
Total instruments	76.9	272.8	25.5	375.2
1 Prior period has been corrected.

Bank
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2016	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,321.9	3.3	3.2	0.0	0.0	0.0
Swaps	13,190.9	91.0	85.4	41.5	0.8	0.8
Options bought and sold (OTC)	2,164.4	43.1	41.1	0.0	0.0	0.0
Futures	522.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	468.0	0.2	0.2	0.0	0.0	0.0
Interest rate products	24,667.3	137.6	129.9	41.5	0.8	0.8
Forwards	1,212.7	19.2	20.8	11.0	0.1	0.0
Swaps	819.3	34.5	42.0	0.0	0.0	0.0
Options bought and sold (OTC)	416.8	8.1	8.4	4.8	0.0	0.0
Futures	17.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	4.1	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	2,470.7	61.8	71.2	15.8	0.1	0.0
Forwards	1.3	0.0	0.0	0.0	0.0	0.0
Swaps	191.4	4.7	5.3	0.0	0.0	0.0
Options bought and sold (OTC)	206.8	8.0	7.7	0.0	0.0	0.0
Futures	41.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	355.9	11.6	13.1	0.0	0.0	0.0
Equity/index-related products	796.9	24.3	26.1	0.0	0.0	0.0
Credit derivatives [2]	558.7	8.1	9.2	0.0	0.0	0.0
Forwards	7.2	0.1	0.2	0.0	0.0	0.0
Swaps	20.1	2.0	1.4	0.0	0.0	0.0
Options bought and sold (OTC)	20.2	0.4	0.3	0.0	0.0	0.0
Futures	14.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	3.4	0.0	0.1	0.0	0.0	0.0
Other products [3]	65.2	2.5	2.0	0.0	0.0	0.0
Total derivative instruments	28,558.8	234.3	238.4	57.3	0.9	0.8
The notional amount, PRV and NRV (trading and hedging) was CHF 28,616.1 billion, CHF 235.2 billion and CHF 239.2 billion, respectively, as of December 31, 2016.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2015	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	7,229.5	1.0	1.2	0.0	0.0	0.0
Swaps	16,740.0	118.4	112.8	49.3	1.2	0.8
Options bought and sold (OTC)	2,856.0	49.2	47.3	0.0	0.0	0.0
Futures	1,789.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	198.4	0.1	0.0	0.0	0.0	0.0
Interest rate products	28,813.8	168.7	161.3	49.3	1.2	0.8
Forwards	1,499.1	16.6	16.9	10.7	0.0	0.1
Swaps	1,050.8	30.5	40.8	0.0	0.0	0.0
Options bought and sold (OTC)	534.8	12.8	12.8	8.2	0.0	0.0
Futures	22.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	13.0	0.3	0.3	0.0	0.0	0.0
Foreign exchange products	3,120.2	60.2	70.8	18.9	0.0	0.1
Forwards	1.3	0.0	0.1	0.0	0.0	0.0
Swaps	203.9	5.0	6.7	0.0	0.0	0.0
Options bought and sold (OTC)	193.9	8.7	8.0	0.0	0.0	0.0
Futures	39.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	284.4	9.1	11.4	0.0	0.0	0.0
Equity/index-related products	723.4	22.8	26.2	0.0	0.0	0.0
Credit derivatives [2]	831.9	17.8	17.3	0.0	0.0	0.0
Forwards	6.3	0.1	0.1	0.0	0.0	0.0
Swaps	19.6	2.6	1.7	0.0	0.0	0.0
Options bought and sold (OTC)	8.8	0.4	0.3	0.0	0.0	0.0
Futures	11.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.1	0.1	0.1	0.0	0.0	0.0
Other products [3]	47.7	3.2	2.2	0.0	0.0	0.0
Total derivative instruments	33,537.0	272.7	277.8	68.2	1.2	0.9
The notional amount, PRV and NRV (trading and hedging) was CHF 33,605.2 billion, CHF 273.9 billion and CHF 278.7 billion, respectively, as of December 31, 2015.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.

Fair value hedges
Fair value hedges
in	2016	2015	2014
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	(105)	(94)	(142)
Foreign exchange products	0	0	3
Total	(105)	(94)	(139)
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	97	76	136
Foreign exchange products	0	0	(3)
Total	97	76	133
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(8)	(18)	(6)
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	2016		2015		2014
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	(5)		21		40
Foreign exchange products	(3)		(17)		(47)
Total	(8)		4		(7)
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products	29	[1]	37	[1]	21	[2]
Foreign exchange products	(7)	[3]	(53)	[2,3]	(5)	[3]
Total	22		(16)		16
Details of cash flow hedges (CHF million)
Net gains on the ineffective portion [2]	(1)		(12)		(1)
Represents gains/(losses) on effective portion.
1 Included in interest and other dividend income.
2 Included in trading revenues.
3 Included in total other operating expenses.

Net investment hedges
Net investment hedges
in	2016	2015	2014
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	(537)	443	(1,672)
Total	(537)	443	(1,672)
Represents gains/(losses) on effective portion.

Credit protection sold/purchased
Credit protection sold/purchased
end of	2016						2015						[4]
	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(72.4)	67.4		(5.0)	14.3	0.7	(172.8)	164.8		(8.0)	30.7	1.4
Non-investment grade	(30.3)	28.1		(2.2)	18.1	(1.0)	(58.9)	55.3		(3.6)	14.1	(2.4)
Total single-name instruments	(102.7)	95.5		(7.2)	32.4	(0.3)	(231.7)	220.1		(11.6)	44.8	(1.0)
of which sovereign	(27.7)	25.6		(2.1)	6.5	(0.9)	(47.5)	44.0		(3.5)	8.4	(1.2)
of which non-sovereign	(75.0)	69.9		(5.1)	25.9	0.6	(184.2)	176.1		(8.1)	36.4	0.2
Multi-name instruments (CHF billion)
Investment grade [2]	(115.0)	113.9		(1.1)	41.2	0.0	(114.5)	112.7		(1.8)	33.3	(0.8)
Non-investment grade	(20.9)	19.5	[3]	(1.4)	9.8	0.3	(29.0)	26.8	[3]	(2.2)	9.6	0.6
Total multi-name instruments	(135.9)	133.4		(2.5)	51.0	0.3	(143.5)	139.5		(4.0)	42.9	(0.2)
of which sovereign	(0.3)	0.2		(0.1)	0.7	0.1	(0.9)	1.1		0.2	0.0	0.0
of which non-sovereign	(135.6)	133.2		(2.4)	50.3	0.2	(142.6)	138.4		(4.2)	42.9	(0.2)
Total instruments (CHF billion)
Investment grade [2]	(187.4)	181.3		(6.1)	55.5	0.7	(287.3)	277.5		(9.8)	64.0	0.6
Non-investment grade	(51.2)	47.6		(3.6)	27.9	(0.7)	(87.9)	82.1		(5.8)	23.7	(1.8)
Total instruments	(238.6)	228.9		(9.7)	83.4	0.0	(375.2)	359.6		(15.6)	87.7	(1.2)
of which sovereign	(28.0)	25.8		(2.2)	7.2	(0.8)	(48.4)	45.1		(3.3)	8.4	(1.2)
of which non-sovereign	(210.6)	203.1		(7.5)	76.2	0.8	(326.8)	314.5		(12.3)	79.3	0.0
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.
4 Prior period has been corrected.

Contingent credit risk
Contingent credit risk
end of	2016				2015
	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	10.5	0.2	1.1	11.8	13.2	0.5	1.4	15.1
Collateral posted	9.5	0.2	–	9.7	12.3	0.5	–	12.8
Additional collateral required in a one-notch downgrade event	0.3	0.2	0.0	0.5	0.7	0.4	0.1	1.2
Additional collateral required in a two-notch downgrade event	1.3	0.4	0.5	2.2	1.8	0.7	0.6	3.1
Additional collateral required in a three-notch downgrade event	1.5	0.7	0.7	2.9	2.1	1.3	0.8	4.2

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2016	2015
Credit derivatives (CHF billion)
Credit protection sold	238.6	375.2
Credit protection purchased	228.9	359.6
Other protection purchased	83.4	87.7
Other instruments [1]	7.8	9.4
Total credit derivatives	558.7	831.9
1 Consists of total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2016 (CHF billion)
Single-name instruments	24.2	72.7	5.8	102.7
Multi-name instruments	27.5	84.7	23.7	135.9
Total instruments	51.7	157.4	29.5	238.6
2015 (CHF billion) [1]
Single-name instruments	52.6	170.6	8.5	231.7
Multi-name instruments	24.3	102.2	17.0	143.5
Total instruments	76.9	272.8	25.5	375.2
1 Prior period has been corrected.